Symmetry Panoramic Trust
c/o Symmetry Partners, LLC
151 National Drive
Glastonbury, CT 06033


Interfund Lending N-CEN Certification Period Ending
August 30, 2023:
In regards to the InterFund Lending Program, I certify that the Adviser on behalf of the Funds has implemented procedures reasonably designed to achieve compliance with the terms and conditions of the InterFund Lending Order which includes the following objectives: (a) that the InterFund Loan rate will be higher than the Repo Rate, but lower than the Bank Loan Rate; (b) compliance with the collateral requirements as set forth in the Application; (c) compliance with the percentage limitations on interfund borrowing and lending; (d) allocation of the interfund borrowing and lending demand in an equitable manner and in accordance with procedures established by the Trustees; and (e) that the InterFund
Loan Rate does not exceed the interest rate on any third-party borrowings of a borrowing Fund at the time of the InterFund Loan.

Timothy Richards
November 2, 2023
Chief Legal Officer
Symmetry Panoramic Trust